Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following table presents a reconciliation of the beginning of period and end of period cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets to the totals shown in the condensed consolidated statements of cash flows (amounts in thousands):

	Three Months Ended March 31,
Beginning of period:	2019	2018
Cash and cash equivalents	68,360	74,803
Restricted cash	11,167	10,944
Cash, cash equivalents and restricted cash	$79,527	$85,747

End of period:
Cash and cash equivalents	73,727	76,734
Restricted cash	11,614	12,885
Cash, cash equivalents and restricted cash	$85,341	$89,619

The following table presents a reconciliation of the beginning of year and end of year cash, cash equivalents and restricted cash reported within the consolidated balance sheets to the totals shown in the consolidated statements of cash flows (amounts in thousands):

	For the Year Ended December 31,
Beginning of year:	2018	2017	2016
Cash and cash equivalents	74,803	50,446	31,262
Restricted cash	10,944	6,463	1,927
Cash, cash equivalents and restricted cash	$85,747	$56,909	$33,189

End of year:
Cash and cash equivalents	68,360	74,803	50,446
Restricted cash	11,167	10,944	6,463
Cash, cash equivalents and restricted cash	$79,527	$85,747	$56,909

Schedule of Estimated Useful Lives of Assets by Class
The Company anticipates the estimated useful lives of its assets by class as follows:

Buildings and improvements	15 – 40 years
Tenant improvements	Shorter of lease term or expected useful life
Furniture, fixtures, and equipment	3 – 10 years